INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Investment income	$ 170	$ 0	$ 164
Fee revenue	61	51	40
Dividend income	18	12	51
Interest income	17	26	47
Participating loan interests	27	32	41
Other	2	46	18
Total investment and other revenue	$ 295	$ 167	$ 361